Condensed Consolidated Interim Statements of Changes in Equity (unaudited) - USD ($) $ in Thousands	Total	Equity Reserves	Number of Common Shares	Accumulated other comprehensive loss	Retained Earnings (Accumulated Deficit)	Treasury Share Member
Balance, shares at Dec. 31, 2020			89,568,682,000
Balance, amount at Dec. 31, 2020	$ 59,008	$ 9,951	$ 108,303	$ (4,810)	$ (54,339)	$ (97)
Statement [Line Items]
At the market issuances, share			10,050,000
At the market issuances, amount	18,497	0	$ 18,497	0	0	0
Exercise of warrants, share			1,030,362
Exercise of warrants, amount	1,911	0	$ 1,911	0	0	0
Exercise of options, share			264,000
Exercise of options, amount	238	(126)	$ 364	0	0	0
Issuance costs	(400)	0	(400)	0	0	0
Options cancelled or expired	0	(443)	$ 0	0	443	0
Carrying value of RSUs exercised, share			1,330,167
Carrying value of RSUs exercised, amount	0	(1,278)	$ 1,278	0	0	0
Share-based payments	1,469	(1,469)	0	0	0	0
Net loss for the year	(2,057)	0	0	0	(2,057)	0
Currency translation differences	(159)	0	0	(159)	0	0
Balance, amount at Dec. 31, 2021	78,507	9,573	$ 129,953	(4,969)	(55,953)	(97)
Balance, share at Dec. 31, 2021			102,243,211
Statement [Line Items]
Exercise of options, amount	31	(15)	$ 46	0	0	0
Issuance costs	(13)	0	(13)	0	0	0
Options cancelled or expired	0	(831)	0	0	831	0
Carrying value of RSUs exercised, amount	0	(899)	899	0	0	0
Share-based payments	2,024	2,024	0	0	0	0
Net loss for the year	3,096	0	0	0	3,096	0
Currency translation differences	(254)	0	$ 0	(254)	0	0
Exercise of options, share			48,000
Carrying value of RSUs exercised, share			982,879
Shares issued - acquisition of Properties, share			15,075,000
Shares issued - acquisition of Properties, amount	14,630	0	$ 14,630	0	0	0
Balance, amount at Dec. 31, 2022	$ 98,021	$ 9,852	$ 145,515	$ (5,223)	$ (52,026)	$ (97)
Balance, share at Dec. 31, 2022			118,349,090